24. Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Debentures Tables
Debentures

		Issue	Number of	Maturity		Annual rate p.y.
Issue	Company	Date	installment	initial	final	(interest)	Principal	12.31.2017	12.31.2016
(1) 5th	Copel	05.13.2014	3	05.13.2017	05.13.2019	111.5% of DI	1,000,000	672,537	1,017,099
(2) 6th	Copel	06.29.2017	1	-	06.28.2019	117.0% of DI	520,000	542,944	-
(3) 1st	Copel GeT	05.15.2015	3	05.15.2018	05.15.2020	113.0% of DI	1,000,000	1,059,822	1,094,731
(4) 2nd	Copel GeT	07.13.2016	2	07.13.2018	07.13.2019	121.0% of DI	1,000,000	1,037,570	1,060,613
(5) 3rd	Copel GeT	10.20.2017	3	10.20.2020	10.20.2022	126.0% of DI	1,000,000	999,442	-
(6) 1st	Copel DIS	10.30.2012	2	10.30.2016	10.30.2017	DI + Spread 0.99% p.y.	1,000,000	-	511,525
(7) 2nd	Copel DIS	10.27.2016	2	10.27.2018	10.27.2019	124.0% of DI	500,000	502,179	504,699
(8) 3rd	Copel DIS	10.20.2017	2	10.20.2021	10.20.2022	126.0% of DI	500,000	501,810	-
(9) 1st	Copel TEL	10.15.2015	5	10.15.2020	10.15.2024	IPCA + 7.9633% p.y.	160,000	184,506	174,184
(10) 2nd	Copel TEL	07.15.2017	1	-	07.15.2022	IPCA + 5.4329	220,000	215,675	-
(11) 2nd	(a)	03.24.2016	192	08.15.2016	07.15.2032	TJLP + 2.02% p.y.	147,575	135,662	143,407
(12) 2nd	(a)	03.24.2016	192	08.15.2016	07.15.2032	IPCA + 9.87% p.y.	153,258	145,786	151,781
(13) 2nd	Elejor	09.26.2013	60	10.26.2013	09.26.2018	DI + Spread 1.00% p.y.	203,000	30,370	70,984
(14) 1st	Compagás	06.15.2013	40	09.15.2015	12.15.2018	TJLP+1.7% p.y.+1.0% p.y.	62,626	19,214	38,018
(15) 2nd	Compagás	04.15.2016	57	07.15.2017	12.15.2021	TJLP/Selic + 2.17% p.y.	33,620	23,461	23,768
								6,070,978	4,790,809
							Current	1,632,062	1,131,198
							Noncurrent	4,438,916	3,659,611
(a) Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV e Ventos de Santo Uriel.

Characteristics:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (13) Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476.
(11) Simple debentures, 1st serie, issued privately and not convertible into shares.
(12) Simple debentures, 2nd serie, issued privately and not convertible into shares.
(14) (15) Simple floating debentures, issued privately in a single series and not convertible into shares.

Finance charges:
(1) Half-yearly interest - May and November.
(2) Interest on the maturity of the agreement
(3) Annual interest - May.
(4) Annual interest - July.
(5) (6) (8) (9) Half-yearly interest - April and October.
(7) Annual interest - October.
(10) Half-yearly interest - January and July.
(11) (12) (13) Monthly interest.
(14) (15) Quarterly interest - March, June, September and December.

Allocation:
(1) (2) (3) (4) (5) (6) (7) (8) Working capital or used to make investments in the issuer.
(9) (10) Deployment, expansion and modernization of the telecommunication network.
(11) (12) Implementation of wind farms and associated transmission systems.
(13) Full settlement of the loan agreement with Copel.
(14) (15) Fund investment plan of the issuer.

Collaterals:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (13) Personal guarantee
(11) (12) Real and personal guarantee and pledge of Copel Geração e Transmissão's shares.
(14) (15) Floating

Guarantor:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) Copel.
(13) Copel, at the ratio of 70% and Paineira Participações S.A., at the ratio of 30%.
(14) (15) Compagás.

Trustee:
(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (13) Pentágono S.A. DTVM.
(11) (12) None.
(14) (15) BNDES Participações S.A. - BNDESPAR.

Maturity of Noncurrent Installments

12.31.2017
2019	1,973,438
2020	695,598
2021	618,483
2022	867,060
2023	69,247
After 2023	215,090
4,438,916

Changes in Debentures

Balance as of January 1, 2016	3,683,928
Funding	1,822,965
Charges and monetary variations	617,126
Amortization - principal	(785,239)
Payment - charges	(547,971)
Balance as of December 31, 2016	4,790,809
Funding	2,242,521
Charges and monetary variations	575,468
Amortization - principal	(915,005)
Payment - charges	(622,815)
Balance as of December 31, 2017	6,070,978

Financial Covenants

Company	Contract	Financial index	Limit
Copel	5th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	≤ 3.5 ≥ 1.5
6th issue of Debentures
Copel GeT	1st issue of Debentures
2nd issue of Debentures
3rd issue of Debentures
Copel DIS	2nd issue of Debentures
3rd issue of Debentures
Copel TEL	1st issue of Debentures
2nd issue of Debentures
Elejor	2nd issue of Debentures	Consolidated net debt / Consolidated EBITDA	≤ 4.0
		Debt service coverage ratio	≥ 1.2
Compagás	1st issue of Debentures	Consolidated net debt / Consolidated EBITDA	≤ 3.5
	2nd issue of Debentures	General Indebtedness	≤ 0.7
Nova Asa Branca I	2nd issue of Debentures	Debt service coverage ratio	≥ 1.3
Nova Asa Branca II
Nova Asa Branca III
Nova Eurus IV
Ventos de Santo Uriel